Income and expenses - General and administrative expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
General and administrative expenses [line items]
Total	€ (33,315)	€ (29,337)	[1]	€ (31,786)
General and administrative expenses [member]
General and administrative expenses [line items]
Purchase of goods and services	(11,248)	(8,933)		(9,856)
Amortization and depreciation	(2,987)	(2,437)		(3,630)
Payroll expenses	(19,080)	(18,104)		(18,078)
Other		(137)		(222)
Total	€ (33,315)	€ (29,337)		€ (31,786)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.